Location and Amount of Derivative Financial Instruments in Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ (192)	¥ 2	¥ (41)
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(291)	(127)	34
Cash Flow Hedging | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	64	23	(51)
Cash Flow Hedging | Foreign currency forward contracts | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	29	97	12
Cash Flow Hedging | Foreign currency forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(292)	(248)	9
Cash Flow Hedging | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(5)	(21)	(14)
Cash Flow Hedging | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	(256)	(21)	10
Cash Flow Hedging | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)		24	13
Cash Flow Hedging | Interest rate swaps | Other Income Expense Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(28)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	6,189	(3,630)	(1,317)
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	6,189	(3,630)	(1,310)
Not Designated as Hedging Instrument | Currency swaps | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income			¥ (7)